Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to
Form 10-Q
and
Rule 10-01
of Regulation
S-X.
Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. The condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) that management believes are necessary for a fair presentation of the periods presented. The balance sheet as of December 31, 2019 was derived from the audited consolidated financial statements as of that date. These interim financial results are not necessarily indicative of results to be expected for the full year or any other period. These unaudited condensed consolidated financial statements and the notes accompanying them should be read in conjunction with the Company’s Annual Report on
Form 10-K
for the year ended December 31, 2019.
Reverse Stock Split
On September 2, 2020, the Company effected a
one-for-ten
reverse split of its outstanding common stock (the “Reverse Split”), as previously authorized and approved at the annual meeting of stockholders on June 16, 2020. As a result of the Reverse Split, every ten shares of common stock were combined into one share of common stock. The Reverse Split affected the shares of Company’s common stock: (a) outstanding immediately prior to the effective time of the Reverse Split, (b) available for issuance under the Company’s equity incentive plans, (c) issuable upon the exercise of outstanding stock options and warrants and (d) issuable upon conversion of the outstanding non-voting
Series E and Series F Convertible Preferred Stock. All share and per-share
data in the Company’s consolidated financial statements and notes thereto give retroactive effect to the Reverse Split for all periods presented.

Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
. The amendments in this ASU modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. Various disclosure requirements have been removed, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements held at the end of the reporting period. The ASU also modified various disclosure requirements and added some disclosure requirements for Level 3 fair value measurements. The additional disclosures on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. The Company adopted this ASU during the quarter ended March 31, 2020. The adoption of this ASU did not have a significant impact on its condensed financial statements and related disclosures.
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Measurement of Credit Losses on Financial Instruments
, which will require a reporting entity to use a new forward-looking impairment model for most financial assets that generally will result in the earlier recognition of allowances for losses. For available-for-sale
debt securities with unrealized losses, credit losses will be recognized as allowances rather than as reductions in amortized cost. Entities will apply the guidance as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. In April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
, to increase stakeholders’ awareness of the amendments and to expedite improvements to the Codification. In May 2019, the FASB issued ASU
2019-05,
Financial Instruments—Credit Losses, Topic 326
, providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. These ASUs do not change the core principle of the guidance in ASU
2016-13.
Instead these amendments are intended to clarify and improve operability of certain topics. In November 2019, FASB issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
and ASU
2019-11,
Codification Improvements to Topic 326,
Financial Instruments—Credit Losses,
which defers the effective dates of the new credit losses standard for all entities except SEC filers that are not smaller reporting companies to fiscal years beginning after 15 December 2022, including interim periods within those fiscal years. The standard and other related subsequently issued ASUs will be effective for the Company for annual periods beginning after December 15, 2022, with early adoption permitted beginning in 2019. The Company is currently evaluating the impact that the adoption of the standard and other related subsequently issued ASUs will have on its condensed financial statements and accompanying footnotes.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.
The amendments in this ASU simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The amendments in this ASU are effective for the Company on January 1, 2021. The Company is currently evaluating the impact that the adoption of ASU
2019-12
will have on its condensed financial statements and accompanying footnotes.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other options (Subtopic
470-20)
and Derivative and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40).
The amendments in this ASU reduce the number of accounting models for convertible debt instruments and convertible preferred stock, as well as, amend the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusion. In addition, this ASU improves and amends the related EPS guidance. The amendments in this ASU are effective for the Company on January 1, 2024, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Adoption is either a modified retrospective method or a fully retrospective method of transition. The Company is currently evaluating the impact that the adoption of ASU
2020-06
will have on its condensed financial statements and accompanying footnotes.

Principles of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Sunesis Europe Limited, a United Kingdom corporation, and Sunesis Pharmaceuticals (Malta) Ltd., a Malta corporation. All intercompany balances and transactions have been eliminated in consolidation.
Significant Estimates and Judgments
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company’s condensed consolidated financial statements and accompanying notes thereto. Actual results could differ materially from these estimates. Estimates, assumptions and judgments made by management include those related to valuation of marketable securities, equity and related instruments, revenue recognition, stock-based compensation and clinical trial accounting.
Cash Equivalents
The Company considers all highly liquid securities with original maturities of three months or less from the date of purchase to be cash equivalents, which generally consist of money market funds, repurchase agreements, and corporate debt securities.
Fair Value Measurements
The Company measures cash equivalents at fair value on a recurring basis using the following hierarchy to prioritize valuation inputs, in accordance with applicable GAAP:
Level 1—Observable input such as quoted prices (unadjusted) in active markets for identical assets and liabilities that can be accessed at the measurement date;
Level 2—inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly for the asset or liability. These include quoted prices for similar assets or liabilities in active markets; and
Level 3—unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The Company’s Level 2 valuations of marketable securities, if any, are generally derived from independent pricing services based upon quoted prices in active markets for similar securities, with prices adjusted for yield and number of days to maturity, or based on industry models using data inputs, such as interest rates and prices that can be directly observed or corroborated in active markets.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3, if any. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The carrying amounts of the Company’s financial instruments, including cash, prepayments, accounts payable, accrued liabilities, and notes payable approximated their fair value as of September 30, 2020 and December 31, 2019.

2.	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).
Adopted Accounting Pronouncements
In August 2016, the FASB issued ASU
No. 2016-15,
Statement of Cash Flows (Topic 230: Classification of Certain Cash Receipts and Cash Payments). This guidance addresses specific cash flow issues with the objective of reducing the diversity in practice for the treatment of these issues. The areas identified include: debt prepayment or debt extinguishment costs; settlement of zero-coupon
debt instruments; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; and application of the predominance principle with respect to separately identifiable cash flows. The guidance will generally be applied retrospectively and is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company adopted this ASU during the quarter ended March 31, 2019. The adoption of this ASU did not have a significant impact on its condensed financial statements and related disclosures.
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (“ASC 842”). ASC 842 is aimed at making leasing activities more transparent and comparable and requires substantially all leases be recognized by lessees on their balance sheet as a right-of-use
asset and corresponding lease liability, including leases currently accounted for as operating leases. ASC 842 is effective for Sunesis’ interim and annual reporting periods during the year ending December 31, 2019, and all annual and interim reporting periods thereafter. In July 2018, the FASB issued ASU
2018-10,
Codification Improvements to Topic 842, Leases, ASU
2018-11,
Leases (Topic 842): Targeted Improvements and issued ASU
2019-01,
Leases (Topic 842): Codification Improvements in March 2019. These pronouncements have the same effective date as the new leases standard and provide additional guidance, clarification and practical expedients to reduce the cost and complexity of applying the new standard. The Company adopted the new guidance on January 1, 2019 using the modified retrospective method at the effective date.
The Company has elected the package of practical expedients permitted under ASC 842. Accordingly, the Company accounted for its existing operating leases as operating leases under the new guidance, without reassessing (a) whether the contracts contain a lease under ASC Topic 842, (b) whether classification of the operating leases would be different in accordance with ASC Topic 842, or (c) whether the unamortized initial direct costs before transition adjustments would have met the definition of initial direct costs in ASC Topic 842 at lease commencement. In addition, the Company made an accounting policy election to combine the lease and non-lease
components and the short-term lease practical expedients allowed under ASC 842. As a result of the adoption of ASC 842, the Company recognized on January 1, 2019 (a) a lease liability of approximately $1,362,000, which represents the present value of the remaining lease payments of approximately $1,434,000, discounted using the Company’s incremental borrowing rate of 4.0%, and (b) a right-of-use
(“ROU”) asset equal to the lease liability of approximately $1,362,000. Once recorded, the Company also evaluates the right-of-use
asset for impairment as part of an asset group, following the principles of ASC 360, Property, Plant, and Equipment. The adoption of the new standard resulted in changes to the Company’s accounting policies for leases.
In June 2018, the FASB issued ASU
No. 2018-07,
Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The amendments in this ASU expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. This new guidance is effective for the Company in fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted. On January 1, 2019, the Company adopted this new guidance and the measurement of equity-classified nonemployee awards will be fixed at the grant date. Upon adoption, the Company applied the new guidance to equity-classified nonemployee awards for which a measurement date has not been established and compared the cumulative amounts that were recorded for its nonemployee share-based payments through the end of December 31, 2018 to the cumulative amounts that should be recognized at the adoption date to calculate the transition adjustment. On January 1, 2019, the Company recognized the transition adjustment as an adjustment to retained earnings, which had no material impact on the Company’s consolidated financial statements or related footnote disclosures.
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Measurement of Credit Losses on Financial Instruments
, which will require a reporting entity to use a new forward-looking impairment model for most financial assets that generally will result in the earlier recognition of allowances for losses. For available-for-sale
debt securities with unrealized losses, credit losses will be recognized as allowances rather than as reductions in amortized cost. Entities will apply the guidance as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. In April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
, to increase stakeholders’ awareness of the amendments and to expedite improvements to the Codification. In May 2019, the FASB issued ASU
2019-05,
Financial Instruments—Credit Losses, Topic 326
, providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. These ASUs do not change the core principle of the guidance in ASU
2016-13.
Instead these amendments are intended to clarify and improve operability of certain topics. In November 2019, FASB issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
and ASU
2019-11,
Codification Improvements to Topic 326,
Financial Instruments—Credit Losses.
ASC
2019-10
defers the effective dates of the new credit losses standard for all entities except SEC filers that are not smaller reporting companies to fiscal years beginning after 15 December 2022, including interim periods within those fiscal years. ASU
2019-11
clarifies and addresses stakeholders’ specific issues about certain aspects of the amendments in ASU
2016-13.
The standard will be effective for the Company for annual periods beginning after December 15, 2022, with early adoption permitted beginning in 2019. The Company does not expect the adoption of this standard will have a material impact on its financial statements and accompanying footnotes.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
. The amendments in this ASU modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. Various disclosure requirements have been removed, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, the valuation processes for Level 3 fair value measurements held at the end of the reporting period. The ASU also modified various disclosure requirements and added some disclosure requirements for Level 3 fair value measurements. The amendments in this ASU are effective for the Company on January 1, 2020. The additional disclosures on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. The Company does not expect the adoption of this ASU will have a material impact on its financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.
The amendments in this ASU simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The amendments in this ASU are effective for the Company on January 1, 2021. The Company is currently evaluating the impact that the adoption of ASU
2019-12
will have on its financial statements and accompanying footnotes.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Sunesis Europe Limited, a United Kingdom corporation, and Sunesis Pharmaceuticals (Malta) Ltd., a Malta corporation. All intercompany balances and transactions have been eliminated in consolidation.
Segment Reporting
Management has determined that the Company operates as a single reportable segment.

Significant Estimates and Judgments
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and accompanying notes thereto. Actual results could differ materially from these estimates. Estimates, assumptions and judgments made by management include those related to the valuation of marketable securities, equity and related instruments, revenue recognition, stock-based compensation and clinical trial accounting.
Cash Equivalents and Marketable Securities
The Company considers all highly liquid securities with original maturities of three months or less from the date of purchase to be cash equivalents, which generally consist of money market funds, repurchase agreements, and corporate debt securities. Restricted cash consists of amounts pledged as collateral for term loan agreement as contractually required by the lender. Marketable securities consist of securities with original maturities of greater than three months, which may include U.S. and European government obligations and corporate debt securities.
Management determines the appropriate classification of securities at the time of purchase and reevaluates such designation at each balance sheet date. The Company generally classifies its entire investment portfolio as available-for-sale.
The Company views its
available-for-sale
portfolio as available for use in current operations. Accordingly, the Company classifies all investments as short-term, even though the stated maturity may be more than one year from the current balance sheet date.
Available-for-sale
debt securities are carried at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss), which is a separate component of stockholders’ equity except for unrealized loss determined to be other than temporary, which would be recorded within Other income, net.
The amortized cost of securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in other income, net in the statements of operations and comprehensive loss. Realized gains and losses and declines in value judged to be other-than-temporary on available-for-sale
securities, if any, are also recorded to other income, net. The cost of securities sold is based on the specific-identification method.
Invoices for certain services provided to the Company are denominated in foreign currencies. To manage the risk of future movements in foreign exchange rates that would affect such amounts, the Company may purchase certain European currencies or highly-rated investments denominated in those currencies, subject to similar criteria as for other investments defined in the Company’s investment policy. There is no guarantee that the related gains and losses will substantially offset each other, and the Company may be subject to significant exchange gains or losses as currencies fluctuate from quarter to quarter. As of December 31, 2019 and December 31, 2018, the Company held investments denominated in Euros with an aggregate fair value of zero, and $0.8 million, respectively. Any cash, cash equivalent and short-term investment balances denominated in foreign currencies are recorded at their fair value based on the current exchange rate as of each balance sheet date. The resulting exchange gains or losses and those from amounts payable for services originally denominated in foreign currencies are both recorded in other income, net in the statements of operations and comprehensive loss.

Fair Value Measurements
The Company measures cash equivalents and marketable securities at fair value on a recurring basis using the following hierarchy to prioritize valuation inputs, in accordance with applicable GAAP:
Level 1 - Observable input such as quoted prices (unadjusted) in active markets for identical assets and liabilities that can be accessed at the measurement date;

Level 2 - inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly for the asset or liability. These include quoted prices for similar assets or liabilities in active markets; and
Level 3 - unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The Company’s Level 2 valuations of marketable securities are generally derived from independent pricing services based upon quoted prices in active markets for similar securities, with prices adjusted for yield and number of days to maturity, or based on industry models using data inputs, such as interest rates and prices that can be directly observed or corroborated in active markets.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3, if any. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The carrying amounts of the Company’s financial instruments, including cash, prepayments, accounts payable, accrued liabilities, deferred revenue, and notes payable approximated their fair value as of December 31, 2019 and December 31, 2018.
Leases
The Company determines if an arrangement is or contains a lease at inception. In determining whether an arrangement is a lease, the Company considers whether (1) explicitly or implicitly identified assets have been deployed in the arrangement and (2) the Company obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the contract.
ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized based on the present value of lease payments over the lease term. When an implicit rate is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date for new leases or effective date for existing leases, in determining the present value of lease payments.
Leases may contain initial periods of free rent and/or periodic escalations. When such items are included in a lease agreement, the Company records rent expense on a straight-line basis over the initial term of a lease. The difference between the rent payment and the straight-line rent expense is recorded as a deferred rent liability. The Company expenses any additional payments under its operating leases for taxes, insurance or other operating expenses as incurred
Accounting for Notes Payable
The accounting for certain fees and expenses related to the SVB Loan Agreement (see Note 8) is as follows. The debt issuance cost is being accounted for as a debt discount and classified within notes payable on the Company’s balance sheet. The debt discount is being amortized as interest expense over the term of the loan using the effective interest method. The final payment is being accreted as interest expense over the term of the loans using the effective interest method.
Revenue Recognition
On January 1, 2018, the Company adopted Topic 606,
Revenue from Contracts with Customers
(“Topic 606”) using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 605,
Revenue Recognition
(“Topic 605”).
Adoption of the new standard did not result in any change to the Company’s opening retained earnings as of January 1, 2018 as no cumulative impact to the adoption of ASC 606 was noted as a result of the Company’s assessment of the comparative revenue recognized since inception of the contracts under the new revenue standard ASC 606 and historic standard ASC 605. The Company is applying the practical exemption allowed under ASC 606 and does not disclose the value of variable consideration that is a sale-based royalty promised in exchange for a license of intellectual property. The adoption of the new standard resulted in changes to the Company’s accounting policies for revenue recognition as detailed below:
The Company’s contracts consist license, milestone and royalty payments primarily generated through agreements with strategic partners for the development and commercialization of the Company’s product candidates. The terms of the agreement typically include non-refundable
upfront fees, payments based upon achievement of milestones and royalties on net product sales. The Company has both fixed and variable consideration.
Non-refundable
upfront fees are considered fixed, while milestone and royalty payments are identified as variable consideration.
In determining the appropriate amount of revenue to be recognized as it fulfills its performance obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.
Licenses of intellectual property:
If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable,
up-front
fees allocated to the license when the license is transferred to the customer, and the customer can use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable,
up-front
fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
Event-based or milestone payments:
At the inception of each arrangement that includes event-based or milestone payments, the Company evaluates whether the events or milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the value of the associated event-based or milestone payments is included in the transaction price. Event-based or milestone payments that are not within the control of the Company are not included in the transaction price until they become probable of being achieved.
Royalties:
For arrangements that include sales-based royalties and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (a) when the related sales occur, or (b) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any royalty revenue resulting from any of its licensing arrangements.

Research and Development
Research and development expense consists primarily of: (a) clinical trial costs, which include payments for work performed by contract research organizations (“CROs”), clinical trial sites, labs and other clinical service providers, and for drug packaging, storage and distribution; (b) drug manufacturing costs, which include costs for producing drug substance and drug product, and for stability and other testing; (c) personnel costs for related permanent and temporary employees; (d) other outside services and consulting costs; and (e) payments under license agreements. All research and development costs are expensed as they are incurred.
Clinical Trial Accounting
The Company records accruals for estimated clinical trial costs, which include payments for work performed by CROs and participating clinical trial sites. These costs are generally a significant component of research and development expense. Costs incurred for setting up clinical trial sites for participation in trials are generally non-refundable,
and are expensed as incurred, with any refundable advances related to enrollment of the first patient recorded as prepayments and assessed for recoverability on a quarterly basis. Costs related to patient enrollment are accrued as patients progress through the clinical trial, including amortization of any first-patient prepayments. This amortization generally matches when the related services are rendered, however, these cost estimates may or may not match the actual costs incurred by the CROs or clinical trial sites, and if the Company has incomplete or inaccurate information, the clinical trial accruals may not be accurate. The difference between accrued expenses based on the Company’s estimates and actual expenses have not been significant to date.
Warrants for Shares of Common Stock
The Company accounts for warrants for shares of common stock as equity instruments in the accompanying balance sheets at their fair value on the date of issuance because such warrants are indexed to the Company’s common stock and no cash settlement is required except for (i) liquidation of the Company, or (ii) a change in control in which the common stockholders also receive cash.
Stock-Based Compensation
The Company grants options to purchase common stock to its employees, directors and consultants under its stock option plans. Under the Company’s Employee Stock Purchase Plan, eligible employees can also purchase shares of the Company’s common stock at 85% of the lower of the fair market value of the Company’s common stock at the beginning of a
12-month
offering period or at the end of one of the two related
six-month
purchase periods.
The Company values these share-based awards using the Black-Scholes option valuation model (the “Black-Scholes model”). The determination of fair value of share-based payment awards on the date of grant using the Black-Scholes model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These variables include, but are not limited to, the expected stock price volatility over the term of the awards and actual and projected employee stock option exercise behaviors. The Company accounts for forfeitures of share-based payment awards as they occur.
Foreign Currency
Transactions that are denominated in a foreign currency are translated into U.S. dollars at the current exchange rate on the transaction date. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates as of each balance sheet date, with gains or losses on foreign exchange recognized in other income, net in the statements of operations and comprehensive loss.

Income Taxes
The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and their basis for financial reporting. Deferred tax assets or liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company’s policy is to recognize interest charges and penalties in other income, net in the statements of operations and comprehensive loss.